ACQUISITION (Details 2) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Cash and cash equivalent	$ 1,631
Account receivables	350
Inventories	38
Prepaid expenses and other current assets	431
Property and equipment, net	57
Intangible assets	49,282
Goodwill	20,461
Total identifiable assets acquired	72,250
Current liabilities	(459)
Deferred Tax Liabilities	(20,858)
Long term liabilities	(6)
Total liabilities assumed	(21,323)
Net assets acquired	$ 50,927